Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The interim condensed consolidated financial statements included herein reflect all material adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) which, in the opinion of management, are ordinary and necessary for a fair presentation of results for the interim periods. Certain information and footnote disclosures required under the accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The Company believes that the disclosures are adequate to make the information presented not misleading. The condensed consolidated balance sheet information as of December 31, 2020 was derived from the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K filed with the SEC on April 15, 2021 (the “2020 Annual Report”). These condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2020 and notes thereto included in the 2020 Annual Report.

The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the entire fiscal year ended December 31, 2021 or for any other period.

Basis of Presentation

The accompanying consolidated financial statements and related notes include activities of the Company and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Significant estimates include the assumptions used in the accrual for potential liabilities, the valuation of stock options and warrants issued for services, and deferred tax valuation allowances. Actual results could differ from those estimates.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Significant estimates include the assumptions used in the accrual for potential liabilities, the valuation of debt and equity instruments, stock options and warrants issued for services, and deferred tax valuation allowances. Actual results could differ from those estimates.

Impact of the Novel Coronavirus (COVID-19) on the Company's Business Operations

Impact of the Novel Coronavirus (COVID-19) on the Company’s Business Operations

The global outbreak of the novel coronavirus (COVID-19) has led to severe disruptions in general economic activities worldwide, as businesses and governments have taken broad actions to mitigate this public health crisis. In light of the uncertain and continually evolving situation relating to the spread of COVID-19, this pandemic could pose a risk to the Company. The extent to which the coronavirus may impact the Company’s business operations will depend on future developments, which are highly uncertain and cannot be predicted at this time. The Company intends to continue to monitor the situation and may adjust its current business plans as more information and guidance become available.

The coronavirus pandemic presents a challenge to medical facilities worldwide. As the Company’s clinical trials will be conducted on an outpatient basis, it is not currently possible to predict the full impact of this developing health crisis on such clinical trials, which could include delays in and increased costs of such clinical trials. Current indications from the clinical research organizations conducting the clinical trials for the Company are that such clinical trials are being delayed or extended for several months as a result of the coronavirus pandemic.

There is also significant uncertainty as to the effect that the coronavirus may have on the amount and type of financing available to the Company in the future.

Impact of the Novel Coronavirus (COVID-19) on the Company’s Business Operations

The global outbreak of the novel coronavirus (COVID-19) has led to severe disruptions in general economic activities worldwide, as businesses and governments have taken broad actions to mitigate this public health crisis. In light of the uncertain and continually evolving situation relating to the spread of COVID-19, this pandemic could pose a risk to the Company. The extent to which the coronavirus may impact the Company’s business operations will depend on future developments, which are highly uncertain and cannot be predicted at this time. The Company intends to continue to monitor the situation and may adjust its current business plans as more information and guidance become available.

The coronavirus pandemic presents a challenge to medical facilities worldwide. As the Company’s clinical trials are conducted on an outpatient basis, it is not currently possible to predict the full impact of this developing health crisis on such clinical trials, which could include delays in and increased costs of such clinical trials. Current indications from the clinical research organizations conducting the clinical trials for the Company are that such clinical trials are being delayed or extended for several months as a result of the coronavirus pandemic.

There is also significant uncertainty as to the effect that the coronavirus may have on the amount and type of financing available to the Company in the future.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s consolidated financial instruments are cash, accounts payable and notes payable. The recorded values of cash and accounts payable approximate their values based on their short-term nature. The fair value of convertible notes payable approximate their fair value since the current interest rates and terms on these obligations are the same as prevailing market rates.

The Company defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last is considered unobservable:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 assumptions: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities including liabilities resulting from embedded derivatives associated with certain warrants to purchase common stock.

Fair Value of Financial Instruments

The Company’s consolidated financial instruments are cash, accounts payable and notes payable. The recorded values of cash and accounts payable approximate their values based on their short-term nature. The fair value of convertible notes payable approximate their fair value since the current interest rates and terms on these obligations are the same as prevailing market rates.

The Company defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last is considered unobservable:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 assumptions: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities including liabilities resulting from embedded derivatives associated with certain warrants to purchase common stock.

An “established trading market” for the Company’s common stock does not exist. The fair value of the shares was determined based on the then most recent price per share at which we sold common stock to unrelated parties in a private placement during the periods then ended.

Research and Development Costs

Research and Development Costs

Research and development costs include, but are not limited to, payroll and other personnel expenses, consultants, expenses incurred under agreements with contract research and manufacturing organizations and animal clinical investigative sites and the cost to manufacture clinical trial materials. Costs related to research, design and development of products are charged to research and development expense as incurred.

Patents and Licenses

Patents and Licenses

Effective April 9, 2019, the Company entered into an Amended and Restated Exclusive License Agreement dated as of March 21, 2019 (the “Amended License Agreement”) with the UCLA Technology Development Group on behalf of UC Regents (“UCLA TDG”). The Amended License Agreement amends and restates the Amended and Restated Exclusive License Agreement, dated as of June 19, 2017 (the “2017 Agreement”). The 2017 Agreement amended and restated the Exclusive License Agreement, effective March 15, 2006, between the Company and UCLA TDG, as amended by ten amendments. See Note 10 for commitments related to the Exclusive License Agreement. Patent expenses include costs to acquire the license of NELL-1, which was de minimis, and costs to file patent applications related to NELL-1.

The Company expenses the costs incurred to file patent applications, all costs related to abandoned patent applications and maintenance costs, and these costs are included in general and administrative expenses. Costs associated with licenses acquired to be able to use products from third parties prior to receipt of regulatory approval to market the related products are also expensed. The Company’s licensed technologies may have alternative future uses in that they are enabling (or platform) technologies that can be the basis for multiple products that would each target a specific indication. Costs of acquisition of licenses are expensed.

Concentration of Credit Risk and Other Risks and Uncertainties

Concentration of Credit Risk and Other Risks and Uncertainties

Cash balances are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances. Federal insurance coverage is $250,000 per depositor at each financial institution. A substantial majority of the Company’s cash balances may exceed federally insured limits at certain times.

Stock Based Compensation

Stock Based Compensation

ASC 718, Compensation – Stock Compensation, prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the consolidated financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period). The Company adopted ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, effective January 1, 2019, which aligns the accounting treatment of nonemployee awards with employee awards.

Stock Based Compensation

ASC 718, Compensation – Stock Compensation, prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the consolidated financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period). The Company adopted ASU 2019-07, Improvements to Nonemployee Share-Based Payment Accounting, effective January 1, 2019, which aligns the accounting treatment of nonemployee awards with employee awards.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due and deferred taxes resulting from timing differences in recording of transactions for tax purposes and financial reporting purposes.

The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are received or settled. Valuation allowances are established when necessary to reduce deferred tax assets to amounts expected to be realized.

The accounting provisions related to uncertain income tax positions require the Company to determine whether any tax position in all open years meets a more likely than not threshold of being sustained upon examination by the applicable taxing authority. The Company did not have any changes to its liability for uncertain tax positions as at December 31, 2020 and 2019.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. No such amounts are accrued as of December 31, 2020 and 2019.

The Company recognizes the financial statement effects of a tax position when it becomes more likely than not, based upon the technical merits, that the position will be sustained upon examination.

The Company recognizes interest and/or penalties related to uncertain tax positions. To the extent accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected in the period that such determination is made. The interest and penalties are recognized as other expense and not tax expense. The Company currently has no interest and penalties related to uncertain tax positions.

Collateral Shares

Collateral Shares

The Company accounts for the common shares issued as collateral for convertible promissory notes, whether upon original issuance or upon the required annual adjustment, as debt issuance costs in the form of a loan processing fee, which is determined by reference to the par value of the Company’s common stock, with a corresponding charge to operations when such collateral shares are issued. The collateral shares are subject to significant contractual restrictions limiting their sale or transfer. As these common shares have been issued to and are held by the lender, and are contingently returnable to the Company under certain conditions, such shares are considered as issued and outstanding on the Company’s balance sheet, but are not included in earnings per share calculations for all periods presented.

In the event of an uncured event of default, the Company will record a charge to operations to recognize that the collateral shares are no longer owned or controlled by the Company, and such prospective charge to operations would be based on the fair market value of the collateral shares at that time, and which would be classified as a cost of debt capital and recognized as a charge to operations.

Collateral Shares

The Company accounts for the common shares issued as collateral for convertible promissory notes, whether upon original issuance or upon the required annual adjustment, as debt issuance costs in the form of a loan processing fee, which is determined by reference to the par value of the Company’s common stock, with a corresponding charge to operations when such collateral shares are issued. The collateral shares are subject to significant contractual restrictions limiting their sale or transfer. As these common shares have been issued to and are held by the lender, and are contingently returnable to the Company under certain conditions, such shares are considered as issued and outstanding on the Company’s balance sheet, but are not included in earnings per share calculations for all periods presented.

In the event of an uncured event of default, the Company will record a charge to operations to recognize that the collateral shares are no longer owned or controlled by the Company, and such prospective charge to operations would be based on the fair market value of the collateral shares at that time, and which would be classified as a cost of debt capital and recognized as a charge to operations.

Loss Per Common Share

Loss per Common Share

The Company utilizes FASB ASC Topic No. 260, Earnings per Share. Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of common shares outstanding. Shares issued for collateral for outstanding loans of 23,404,255 are excluded from weighted average shares outstanding. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted loss per common share reflects the potential dilution that could occur if convertible debentures, options and warrants were to be exercised or converted or otherwise resulted in the issuance of common stock that then shared in the earnings of the entity.

Since the effects of outstanding options, warrants, and the conversion of convertible debt are anti-dilutive for the three months ended March 31, 2021 and 2020, shares of common stock underlying these instruments have been excluded from the computation of loss per common share.

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of March 31, 2021 and 2020:

	March 31,
	2021	2020
Warrants	83,259	489,475
Stock options	480,703	566,045
Convertible promissory notes	11,921,936	11,448,165
	12,485,898	12,503,685

Loss per Common Share

The Company utilizes FASB ASC Topic No. 260, Earnings per Share. Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of common shares outstanding. Shares issued for collateral for outstanding loans of 23,404,255 are excluded from weighted average shares outstanding. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted loss per common share reflects the potential dilution that could occur if convertible debentures, options and warrants were to be exercised or converted or otherwise resulted in the issuance of common stock that then shared in the earnings of the entity.

Since the effects of outstanding options, warrants, and the conversion of convertible debt are anti-dilutive for the years ended 2020 and 2019, shares of common stock underlying these instruments have been excluded from the computation of loss per common share.

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Warrants	229,601	512,134
Stock options	566,045	566,045
Convertible promissory notes	11,712,179	11,320,000
	12,507,825	12,398,179

New Accounting Standards

New Accounting Standards

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06). ASU 2020-06 simplifies the accounting for convertible debt by eliminating the beneficial conversion and cash conversion accounting models. Upon adoption of ASU 2020-06, convertible debt proceeds, unless issued with a substantial premium or an embedded conversion feature that is not clearly and closely related to the host contract, will no longer be allocated between debt and equity components. This modification will reduce the issue discount and result in less non-cash interest expense in financial statements. ASU 2020-06 also updates the earnings per share calculation and requires entities to assume share settlement when the convertible debt can be settled in cash or shares. ASU 2020-06 will be effective January 1, 2024, and a cumulative-effect adjustment to the opening balance of retained earnings is required upon adoption. Early adoption is permitted, but no earlier than January 1, 2021, including interim periods within that year. The Company adopted ASU 2020-06 effective January 1, 2021. The adoption of ASU 2020-06 did not have any impact on the Company’s consolidated financial statement presentation or disclosures.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

New Accounting Standards

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06). ASU 2020-06 simplifies the accounting for convertible debt by eliminating the beneficial conversion and cash conversion accounting models. Upon adoption of ASU 2020-06, convertible debt proceeds, unless issued with a substantial premium or an embedded conversion feature that is not clearly and closely related to the host contract, will no longer be allocated between debt and equity components. This modification will reduce the issue discount and result in less non-cash interest expense in financial statements. ASU 2020-06 also updates the earnings per share calculation and requires entities to assume share settlement when the convertible debt can be settled in cash or shares. ASU 2020-06 will be effective January 1, 2024, and a cumulative-effect adjustment to the opening balance of retained earnings is required upon adoption. Early adoption is permitted, but no earlier than January 1, 2021, including interim periods within that year. The adoption of ASU 2020-06 is not expected to have any impact on the Company’s consolidated financial statement presentation or disclosures subsequent to its adoption, with any effect being largely dependent on the composition and terms of outstanding financial instruments at the time of adoption.

Recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.